PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.    PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under finance leases, consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
At cost:
Property	1,778,377	2,236,257	324,227
Leasehold improvements	3,302,883	4,819,257	698,727
Computer and network equipment	5,923,149	7,577,082	1,098,574
Optical fibers	142,723	142,723	20,693
Office equipment	32,561	87,093	12,627
Motor vehicles	3,959	4,098	594
	11,183,652	14,866,510	2,155,442
Less: Accumulated depreciation	(4,206,943)	(5,548,663)	(804,482)
	6,976,709	9,317,847	1,350,960
Construction-in-progress	3,239,407	2,770,348	401,663
Impairment	(123,697)	(123,697)	(17,934)
Property and equipment, net	10,092,419	11,964,498	1,734,689

Depreciation expense was RMB908,387, RMB1,164,725 and RMB1,462,550 (US$212,050) for the years ended December 31, 2020, 2021 and 2022, respectively, and were included in the following captions:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	850,746	1,107,655	1,386,800	201,067
Sales and marketing expenses	2,399	963	1,029	149
General and administrative expenses	29,711	23,186	35,715	5,179
Research and development expenses	25,531	32,921	39,006	5,655
	908,387	1,164,725	1,462,550	212,050

The carrying amounts of the Company’s property and equipment held under finance leases at respective balance sheet dates were as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Property	993,158	993,158	143,994
Computer and network equipment	823,625	971,814	140,900
Optical fibers	137,924	137,924	19,997
	1,954,707	2,102,896	304,891
Less: Accumulated depreciation	(629,927)	(847,449)	(122,869)
	1,324,780	1,255,447	182,022
Impairment	(17,377)	(18,808)	(2,727)
	1,307,403	1,236,639	179,295

Depreciation of property, computer and network equipment and optical fibers under finance leases was RMB255,458, RMB274,052 and RMB224,140 (US$32,497) for the years ended December 31, 2020, 2021 and 2022, respectively.

8.    PROPERTY AND EQUIPMENT, NET (CONTINUED)

The carrying amounts of property and equipment pledged by the Company to secure borrowings (Note 14) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Property	253,979	118,050	17,116
Leasehold improvements	160,959	92,629	13,430
Computer and network equipment	159,909	137,876	19,990
Office equipment	660	919	133